LAND USE RIGHTS AND LEASEHOLD LAND (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating leases :
Leases	$ 622,543	¥ 4,280,291	¥ 3,577,012
Land use rights and leasehold land
Operating leases :
Leases		4,280,291	3,577,012	¥ 3,198,047
PRC | Land use rights and leasehold land
Operating leases :
Leases		4,280,291	3,577,012
PRC | Land use rights and leasehold land | Less than 10 years
Operating leases :
Leases		768,153	127,516
PRC | Land use rights and leasehold land | Between 10 to 50 years
Operating leases :
Leases		3,393,547	3,331,557
PRC | Land use rights and leasehold land | Over 50 years
Operating leases :
Leases		¥ 118,591	¥ 117,939